Segment Information	12 Months Ended
Mar. 31, 2011
Segment Information
Segment Information
(20)	Segment Information

In accordance with the provisions of ASC 280, the segments reported below are the components of the Company for which separate financial information is available that is evaluated regularly by the chief operating decision maker of the Company in deciding how to allocate resources and in assessing performance.

Business segments correspond to categories of activity classified primarily by markets, products and brand names. "Digital AVC Networks" includes video and audio equipment, and information and communications equipment. "Home Appliances" includes household equipment. "PEW and PanaHome" includes electrical supplies, electric products, building materials and equipment, and housing business. "Components and Devices" includes semiconductors, electronic components and batteries. "SANYO" includes solar photovoltaic systems, lithium-ion batteries, optical pickups, and others. "Other" includes electronic-parts-mounting machines, industrial robots and industrial equipment. The Company restructured its motor business on April 1, 2010. As a result of restructuring, segment information for "Home Appliances" and "Components and Devices" in fiscal 2010 and 2009 are reclassified to conform to the presentation for fiscal 2011.

Information by segment for the three years ended March 31, 2011 is shown in the tables below:

By Business Segment:

	Yen (millions)
	2011	2010	2009
Sales:
Digital AVC Networks:
Customers	3,243,773	3,360,278	3,701,996
Intersegment	60,201	49,223	46,961

Total	3,303,974	3,409,501	3,748,957
Home Appliances:
Customers	1,071,844	1,005,756	1,066,028
Intersegment	204,074	198,443	224,281

Total	1,275,918	1,204,199	1,290,309
PEW and PanaHome:
Customers	1,676,304	1,573,393	1,717,168
Intersegment	58,710	58,720	49,094

Total	1,735,014	1,632,113	1,766,262
Components and Devices:
Customers	613,028	643,093	723,691
Intersegment	313,285	288,395	321,226

Total	926,313	931,488	1,044,917
SANYO:
Customers	1,528,881	399,888	—
Intersegment	33,037	4,953	—

Total	1,561,918	404,841	—
Other:
Customers	558,842	435,572	556,624
Intersegment	638,862	576,582	515,114

Total	1,197,704	1,012,154	1,071,738
Eliminations	(1,308,169)	(1,176,316)	(1,156,676)

Consolidated total	8,692,672	7,417,980	7,765,507

Segment profit (loss):
Digital AVC Networks	114,956	87,289	3,176
Home Appliances	92,318	66,074	46,808
PEW and PanaHome	72,975	34,742	40,081
Components and Devices	32,974	36,535	9,318
SANYO	(8,033)	(730)	—
Other	52,958	19,727	23,927
Corporate and eliminations	(52,894)	(53,184)	(50,437)

Total segment profit	305,254	190,453	72,873

Interest income	11,593	12,348	23,477
Dividends received	6,323	6,746	11,486
Other income	59,050	47,896	52,709
Interest expense	(27,524)	(25,718)	(19,386)
Other deductions	(175,889)	(261,040)	(523,793)

Consolidated income (loss) before income taxes	178,807	(29,315)	(382,634)

	Yen (millions)
	2011	2010	2009
Identifiable assets:
Digital AVC Networks	2,034,376	2,127,042	2,016,112
Home Appliances	667,677	724,955	758,426
PEW and PanaHome	1,272,345	1,252,243	1,258,465
Components and Devices	745,281	772,457	857,582
SANYO	2,059,701	2,435,829	—
Other	276,506	239,736	216,411
Corporate and eliminations	766,984	805,795	1,296,320

Consolidated total	7,822,870	8,358,057	6,403,316

Depreciation (including intangibles other than goodwill):
Digital AVC Networks	88,469	85,364	142,026
Home Appliances	27,867	31,368	38,730
PEW and PanaHome	42,197	49,180	51,906
Components and Devices	62,797	71,551	93,338
SANYO	117,398	28,877	—
Other	10,315	11,004	14,176
Corporate and eliminations	17,963	20,670	24,562

Consolidated total	367,006	298,014	364,738

Capital investment (including intangibles other than goodwill):
Digital AVC Networks	174,722	258,999	250,891
Home Appliances	35,874	37,456	59,234
PEW and PanaHome	50,031	33,918	45,059
Components and Devices	77,201	86,268	138,946
SANYO	90,094	33,487	—
Other	8,066	7,988	12,262
Corporate and eliminations	16,197	6,203	27,652

Consolidated total	452,185	464,319	534,044

Corporate expenses include certain corporate R&D expenditures and general corporate expenses.

Corporate assets consist of cash and cash equivalents, time deposits, marketable securities in short-term investments, investments and advances and other assets related to unallocated expenses.

Intangibles mainly represent patents and know-how, and software.

By Geographical Area:

Sales attributed to countries based upon the customer's location and property, plant and equipment are as follows:

	Yen (millions)
	2011	2010	2009
Sales:
Japan	4,514,246	3,994,379	4,082,233
North and South America	1,070,833	917,898	996,647
Europe	857,192	771,251	962,981
Asia and Others	2,250,401	1,734,452	1,723,646

Consolidated total	8,692,672	7,417,980	7,765,507

United States included in North and South America	904,968	781,264	857,896
China included in Asia and Others	1,178,010	903,531	855,352

Property, plant and equipment:
Japan	1,509,705	1,571,914	1,230,868
North and South America	36,738	42,215	31,694
Europe	45,714	48,444	48,398
Asia and Others	291,152	293,448	263,870

Consolidated total	1,883,309	1,956,021	1,574,830

There are no individually material countries which should be separately disclosed in North and South America, Europe, and Asia and Others, except for the United States and China on sales.

Transfers between business segments or geographic segments are made at arms-length prices. There are no material concentration of sales to a single external major customer for the three years ended March 31, 2011.